Loans and Advances to Customers	6 Months Ended
Jun. 30, 2022
Net Loans And Advances To Customers [Abstract]
Loans and Advances to Customers
10. LOANS AND ADVANCES TO CUSTOMERS

	30 June 2022	31 December 2021
	£m	£m
Loans and advances to customers	222,029	214,378
Credit impairment loss allowances on loans and advances to customers	(877)	(828)
Residual value and voluntary termination provisions on finance leases	(22)	(25)
Net loans and advances to customers	221,130	213,525
For movements in expected credit losses, see the 'Movement in total exposures and the corresponding ECL' table in the Santander UK group level - Credit risk review section of the Risk review.